Gains or losses on financial assets and liabilities - Schedule of detail, by origin, of gains/losses on financial assets and liability (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net	€ 149	€ 628	€ 1,107
Financial assets at amortized cost	34	89	(31)
Other financial assets and liabilities	115	539	1,138
Gains or losses on financial assets and liabilities held for trading, net	842	1,141	3,211
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss	162	132	82
Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net	968	270	(171)
Gain or losses from hedge accounting, net	74	(46)	51
Gains/losses on financial assets and liabilities, net	2,195	2,125	4,280
Debt securities
Financial instruments
Other financial assets and liabilities	€ 122	€ 567	€ 1,179